Goodwill	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Goodwill
18.	GOODWILL
For the year ended December
 31, 2020

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	2,567,842	—	2,567,842
Effect of foreign currency exchange differences	(57,225)	—	(57,225)

Balance at December 31, 2020	$55,123,166	$2,414,113	$52,709,053

For the year ended December
 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31 , 2021	$54,486,526	$2,414,113	$52,072,413

For the year ended December
 31, 2022

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2022	$54,486,526	$2,414,113	$52,072,413
Effect of foreign currency exchange differences	240,986	—	240,986

Balance at December 31, 2022	$54,727,512	$2,414,113	$52,313,399

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2022	$1,773,073	$78,559	$1,694,514
Effect of foreign currency exchange differences	7,842	—	7,842

Balance at December 31, 2022	$1,780,915	$78,559	$1,702,356

a.	Allocating goodwill to cash-generating units
The Group did not monitor goodwill for internal management purpose but for financial reporting purpose and, therefore, the goodwill was allocated to the following cash-generating units for evaluation of impairment: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2021	2022
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,412,424	$35,427,102	$1,152,851
Testing segment	13,304,040	13,414,275	436,521
EMS segment	3,207,848	3,323,920	108,165
Others	148,101	148,101	4,819

	$52,072,413	$52,313,399	$1,702,356

b.	Impairment assessment
At the end of each year, the Group performs evaluation of goodwill for impairment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax
discount rates which were 10.39%-14.71%, 10.27%-15.76% and 8.65%-14.64% as of December 31, 2020, 2021 and 2022, respectively. For the years ended December 31, 2020, 2021 and 2022, no impairment loss was recognized. The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast for the Group and the industry as well as the Group’s historical performance.
Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based on would not cause the carrying amount of each cash-generating unit to exceed its recoverable amount.